Severance, acquisition and other costs (Tables)	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Disclosure of severance, acquisition and other costs

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2020	2019	2020	2019
Severance	(2)	(20)	(10)	(27)
Acquisition and other	(20)	(19)	(28)	(36)
Total severance, acquisition and other costs	(22)	(39)	(38)	(63)